Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Liabilities by Type (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 16,644
Collection	5,712	€ 2,979
Fair value of embedded derivatives	(404)
Amortized cost	1,077
Conversion	(8,350)
Repayment	0	€ (62)
FX rate impact	2
Liabilities arising from financing activities at end of period	14,681
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,169
Collection	5,712
Fair value of embedded derivatives	(404)
Amortized cost	919
Conversion	(8,350)
Repayment	0
FX rate impact	0
Liabilities arising from financing activities at end of period	46
Conditional advances
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	4,421
Collection	0
Amortized cost	66
Repayment	0
FX rate impact	0
Liabilities arising from financing activities at end of period	4,487
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	10,019
Collection	0
Amortized cost	92
Repayment	0
FX rate impact	0
Liabilities arising from financing activities at end of period	10,111
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	35
Collection	0
Amortized cost	0
Repayment	0
FX rate impact	2
Liabilities arising from financing activities at end of period	€ 37